16. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Notes payable		$ 332,974
Accrued interest		459
Cash advance		2,434,442
Shares advance		368,435
Series A Preferred Stock value		276,326
Condor
Accrued interest		16,963
Loans payable		2,711,992
Expenses related to a management services agreement	375,441	96,000
Accrued management fees	$ 96,000	$ 81,124